Operating Leases - Minimum Contractual Future Revenues (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Minimum contractual future revenues
2022 (excluding the six months ended June 30, 2022)	$ 93,758
2023	99,530
2024	106,541
2025	115,272
2026	52,405
2027 and thereafter	15,034
Total	$ 482,540